SUBSEQUENT EVENT	12 Months Ended
Aug. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT [Text Block]

20. SUBSEQUENT EVENT

On September 18, 2023, the Company announced it had completed a private placement of 2,118,645 shares at a price of US$1.18 per common share resulting in gross proceeds of $2.5 million to the Company. The private placement was subscribed for and issued to existing major shareholder HCI who following the placement held 26.3% of the Company's common shares.